Investment Securities (Details) - Schedule of Carrying Amount and Fair Value of the Investment Securities - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Carrying Amount and Fair Value of the Investment Securities [Line Items]
Aggregate cost basis	¥ 151,456,194	¥ 243,542,140
Profits and losses from fair value changes	(4,969,526)	795,587
Aggregate fair value	146,486,668	244,337,727
Wealth management products [Member]
Schedule of Carrying Amount and Fair Value of the Investment Securities [Line Items]
Aggregate cost basis	151,456,194	243,542,140
Profits and losses from fair value changes	(4,969,526)	795,587
Aggregate fair value	¥ 146,486,668	¥ 244,337,727